Inventory (Details Narrative) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventory	$ 523,591	$ 795,824
Inventory raw materials	192,032	746,663
Inventory finished goods	$ 331,559	$ 49,161